Accounts Receivable - Net (Tables)	12 Months Ended
Dec. 31, 2019
Loans And Leases Receivable Disclosure [Abstract]
Schedule of Accounts Receivable
	December 31,
	2019	2018
Trade receivables	$116,278	$77,537
Allowance for doubtful accounts	(4,181)	(4,570)
	112,097	72,967
Other receivables	1,639	1,497
Total accounts receivable	$113,736	$74,464

Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2019	2018
Aging within one year, net of allowance for doubtful accounts	$108,635	$71,728
Aging greater than one year, net of allowance for doubtful accounts	3,462	1,239
Total trade receivables	$112,097	$72,967